Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 2,189,490	$ 2,348,123
Less: accumulated depreciation	(1,075,881)	(709,668)
Less: impairment loss		(87,392)
Property, plant and equipment, net	1,113,609	1,551,063
Production equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	1,532,399	1,905,670
Electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	42,024	44,539
Office furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	90,157	73,494
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	26,287	23,891
Research and development equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	123,135	107,660
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	261,269	192,869
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 114,219